As filed with the U.S. Securities and Exchange Commission
on November 3, 2017
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 493 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 496 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 600 Lexington Avenue, 20th Floor New York, NY 10022 (Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Avenue, 20th Floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on December 8, 2017 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 493 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 161, which was filed with the Securities and Exchange Commission on August 28, 2014. This Post-Effective Amendment No. 493 is filed solely for the purpose of designating December 8, 2017 as the new effective date of Post-Effective Amendment No. 161, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was delayed in Post-Effective Amendment No. 486 on October 11, 2017, Post-Effective Amendment No. 479 on September 14, 2017, Post-Effective Amendment No. 472 on August 17, 2017, Post-Effective Amendment No. 464 on July 19, 2017, Post-Effective Amendment No. 458 on June 22, 2017, Post-Effective Amendment No. 451 on May 25, 2017, Post-Effective Amendment No. 445 on April 27, 2017, Post-Effective Amendment No. 439 on March 30, 2017, Post-Effective Amendment No. 429 on March 2, 2017, Post-Effective Amendment No. 420 on February 2, 2017, Post-Effective Amendment No. 412 on January 4, 2017, Post-Effective Amendment No. 405 on December 7, 2016, Post-Effective Amendment No. 399 on November 9, 2016, Post-Effective Amendment No. 390 on October 12, 2016, Post-Effective Amendment No. 384 on September 14, 2016, Post-Effective Amendment No. 378 on August 18, 2016, Post-Effective Amendment No. 369 on July 20, 2016, Post-Effective Amendment No. 361 on June 23, 2016, Post-Effective Amendment No. 354 on May 24, 2016, Post-Effective Amendment No. 342 on April 28, 2016, Post-Effective Amendment No. 329 on March 23, 2016, Post-Effective Amendment No. 318 on March 2, 2016, Post-Effective Amendment No. 309 on February 3, 2016, Post-Effective Amendment No. 301 on January 7, 2016, Post-Effective Amendment No. 294 on December 9, 2015, Post-Effective Amendment No. 288 on November 12, 2015, Post-Effective Amendment No. 281 on October 14, 2015, Post-Effective Amendment No. 274 on September 16, 2015, Post-Effective Amendment No. 267 on August 19, 2015, Post-Effective Amendment No. 262 on July 21, 2015, Post-Effective Amendment No. 252 on June 18, 2015, Post-Effective Amendment No. 242 on May 21, 2015, Post-Effective Amendment No. 235 on April 30, 2015, Post-Effective Amendment No. 228 on April 1, 2015, Post-Effective Amendment No. 216 on March 5, 2015, Post-Effective Amendment No. 209 on February 5, 2015, Post-Effective Amendment No. 204 on January 13, 2015, Post-Effective Amendment No. 199 on December 18, 2014, Post-Effective Amendment No. 192 on November 20, 2014, Post-Effective Amendment No. 184 on November 7, 2014. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 493 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 3rd day of November, 2017.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer), Trustee	November 3, 2017
Bruno del Ama

/s/ Luis Berruga	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer	November 3, 2017
Luis Berruga

*	Trustee
Sanjay Ram Bharwani		November 3, 2017

*	Trustee
Scott R. Chichester		November 3, 2017

*	Trustee
Kartik Kiran Shah		November 3, 2017

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney